UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2007

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Vardon Capital Management, LLC
Address:  120 West 45 Street, 17th Floor
New York, New York 10036


Form 13F File Number:   28-10692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Richard W. Shea, Jr.
Title:  	Managing Member
Phone:		(212) 626-6300

Signature, Place, and Date of Signing:


	/s/ Richard W. Shea, Jr.  	New York, NY		05/14/07
	[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

Form 13F Information Table Entry Total:  	79

Form 13F Information Table Value Total:  	$812180
					 	(thousands)

List of Other Included Managers: 		NONE


Name of Issuer			Title of				Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class			Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shared	None


***RESEARCH IN MOTION LTD	NASDAQ OTC ISSUES	760975102	3438		25187		SH		Sole		25187
***ROYAL CARIBBEAN CRUISES LTD	COMMON STOCKS		V7780T103	579		13723		SH		Sole		13723
A C MOORE ARTS & CRAFTS INC	NASDAQ OTC ISSUES	00086T103	30288		1419308		SH		Sole		1419308
A T CROSS CO CLASS A		COMMON STOCKS		227478104	1585		180058		SH		Sole		180058
ABERCROMBIE & FITCH CO		COMMON STOCKS		002896207	693		9151		SH		Sole		9151
ALLTEL CORP			COMMON STOCKS		020039103	30479		491589		SH		Sole		491589
APPLE COMPUTER INC		NASDAQ OTC ISSUES	037833100	425		4574		SH		Sole		4574
ARKANSAS BEST CORP-DEL		NASDAQ OTC ISSUES	040790107	650		18298		SH		Sole		18298
BEACON ROOFING SUPPLY INC	NASDAQ OTC ISSUES	073685109	25514		1576880		SH		Sole		1576880
BEST BUY COMPANY  INC		COMMON STOCKS		086516101	624		12809		SH		Sole		12809
BJS RESTAURANTS INC		NASDAQ OTC ISSUES	09180C106	2044		96716		SH		Sole		96716
BLOCKBUSTER INC CLASS A		COMMON STOCKS		093679108	4438		689143		SH		Sole		689143
BUILD A BEAR WORKSHOP INC	NASDAQ OTC ISSUES	120076104	251		9149		SH		Sole		9149
CACHE INC NEW			NASDAQ OTC ISSUES	127150308	35726		2012707		SH		Sole		2012707
CALIFORNIA PIZZA KITCHEN INC	NASDAQ OTC ISSUES	13054D109	1431		43515		SH		Sole		43515
CARTER INC			NASDAQ OTC ISSUES	146229109	23574		930296		SH		Sole		930296
CHILDRENS PLACE RETAIL STORES	NASDAQ OTC ISSUES	168905107	638		11436		SH		Sole		11436
CHIQUITA BRANDS INTERNATIONAL	COMMON STOCKS		170032809	513		36596		SH		Sole		36596
CHRISTOPHER & BANKS CORP	NASDAQ OTC ISSUES	171046105	534		27447		SH		Sole		27447
CLEAR CHANNEL COMMUN INC	COMMON STOCKS		184502102	2621		74810		SH		Sole		74810
COMCAST CORP-SPECIAL CL A	NASDAQ OTC ISSUES	20030N200	2185		85789		SH		Sole		85789
COSI INC			NASDAQ OTC ISSUES	22122P101	25576		4583570		SH		Sole		4583570
DIAMOND FOODS INC		NASDAQ OTC ISSUES	252603105	18921		1136394		SH		Sole		1136394
DISCOVERY HOLDING CO		NASDAQ OTC ISSUES	25468Y107	1050		54894		SH		Sole		54894
DREAMWORKS ANIMATION INC	COMMON STOCKS		26153C103	490		16010		SH		Sole		16010
DRESS BARN INC			NASDAQ OTC ISSUES	261570105	1038		49874		SH		Sole		49874
EARTHLINK INC			NASDAQ OTC ISSUES	270321102	17364		2362475		SH		Sole		2362475
EXPRESSJET HOLDINGS INC		COMMON STOCKS		30218U108	28172		4823935		SH		Sole		4823935
FINISH LINE INC-CL A		NASDAQ OTC ISSUES	317923100	315		25000		SH		Sole		25000
FORTUNET INC			NASDAQ OTC ISSUES	34969Q100	497		54719		SH		Sole		54719
GOODYEAR TIRE & RUBBER CO	COMMON STOCKS		382550101	64162		2057132		SH		Sole		2057132
GOOGLE INC			NASDAQ OTC ISSUES	38259P508	629		1372		SH		Sole		1372
GREAT WOLF RESORTS INC		NASDAQ OTC ISSUES	391523107	721		54480		SH		Sole		54480
HILTON HOTELS CORP		COMMON STOCKS		432848109	45916		1276877		SH		Sole		1276877
INPHONIC INC			NASDAQ OTC ISSUES	45772G105	20905		1917897		SH		Sole		1917897
ISLE OF CAPRIS CASINOS INC	NASDAQ OTC ISSUES	464592104	10459		408234		SH		Sole		408234
J C PENNEY CO INC		COMMON STOCKS		708160106	639		7777		SH		Sole		7777
JONES SODA CO			NASDAQ OTC ISSUES	48023P106	26377		1304478		SH		Sole		1304478
KANSAS CITY SOUTHN INDS INC	COMMON STOCKS		485170302	24480		688020		SH		Sole		688020
KENNETH COLE PRODUCTIONS INC	COMMON STOCKS		193294105	329		12809		SH		Sole		12809
KIRKLANDS INC			NASDAQ OTC ISSUES	497498105	9239		1858975		SH		Sole		1858975
LANDRYS SEAFOOD RESTAURANTS	COMMON STOCKS		51508L103	2974		100468		SH		Sole		100468
LAS VEGAS SANDS CORP		NASDAQ OTC ISSUES	517834107	28329		327089		SH		Sole		327089
LEAP WIRELSS INTL INC		COMMON STOCKS		521863308	1316		19948		SH		Sole		19948
LEAPFROG ENTERPRISES INC	COMMON STOCKS		52186N106	28305		2645316		SH		Sole		2645316
LIBERTY MEDIA HOLDING		NASDAQ OTC ISSUES	53071M104	31546		1324355		SH		Sole		1324355
LIBERTY MEDIA INTL INC		NASDAQ OTC ISSUES	530555101	22279		676558		SH		Sole		676558
LIZ CLAIBORNE INC		COMMON STOCKS		539320101	1294		30192		SH		Sole		30192
MCCORMICK & SCHMICKS SEAFD RES	NASDAQ OTC ISSUES	579793100	301		11220		SH		Sole		11220
NII HLDGS INC			NASDAQ OTC ISSUES	62913F201	814		10978		SH		Sole		10978
NORDSTROM INC			COMMON STOCKS		655664100	2112		39900		SH		Sole		39900
NUTRISYSTEM INC			NASDAQ OTC ISSUES	67069D108	3669		70001		SH		Sole		70001
O CHARLEYS INC			NASDAQ OTC ISSUES	670823103	713		36972		SH		Sole		36972
PANERA BREAD CO			NASDAQ OTC ISSUES	69840W108	810		13723		SH		Sole		13723
PANTRY INC DEL			NASDAQ OTC ISSUES	698657103	4970		109902		SH		Sole		109902
PAYLESS SHOESOURCE INC		COMMON STOCKS		704379106	42494		1279935		SH		Sole		1279935
PHYSICIANS FORMULA HOLDINGS	COMMON STOCKS		719427106	9599		508413		SH		Sole		508413
PIER 1 IMPORTS INC		COMMON STOCKS		720279108	632		91490		SH		Sole		91490
PINNACLE ENTMT INC		COMMON STOCKS		723456109	665		22872		SH		Sole		22872
R H DONNELLEY CORP		COMMON STOCKS		74955W307	30907		435991		SH		Sole		435991
RARE HOSPITALITY INTL INC	NASDAQ OTC ISSUES	753820109	275		9149		SH		Sole		9149
RED ROBIN GOURMET BURGERS INC	NASDAQ OTC ISSUES	75689M101	888		22873		SH		Sole		22873
RESTORATION HARDWARE INC	NASDAQ OTC ISSUES	760981100	23870		3638679		SH		Sole		3638679
RITE AID CORP			COMMON STOCKS		767754104	37826		6555555		SH		Sole		6555555
RUSH ENTERPISES INC		NASDAQ OTC ISSUES	781846209	318		16579		SH		Sole		16579
SAKS INC			COMMON STOCKS		79377W108	667		32022		SH		Sole		32022
SCIENTIFIC GAMES CORP		COMMON STOCKS		80874P109	751		22872		SH		Sole		22872
SELECT COMFORT CORP		NASDAQ OTC ISSUES	81616X103	1221		68617		SH		Sole		68617
SHARPER IMAGE CORP		NASDAQ OTC ISSUES	820013100	202		18297		SH		Sole		18297
TAKE-TWO INTERACTIVE SOFTWARE	NASDAQ OTC ISSUES	874054109	32096		1593639		SH		Sole		1593639
TALBOTS INC			COMMON STOCKS		874161102	354		15000		SH		Sole		15000
TIME WARNER CABLE INC		NASDAQ OTC ISSUES	88732J108	1628		43458		SH		Sole		43458
TRUE RELIGION APPAREL INC	NASDAQ OTC ISSUES	89784N104	1317		81070		SH		Sole		81070
TRUMP ENTERTAINMENT RESORTS	NASDAQ OTC ISSUES	89816T103	2704		149622		SH		Sole		149622
UTI WORLDWIDE INC		NASDAQ OTC ISSUES	G87210103	1025		41685		SH		Sole		41685
VIRGIN MEDIA INC		NASDAQ OTC ISSUES	92769L101	25878		1024888		SH		Sole		1024888
WERNER ENTERPRISES INC		NASDAQ OTC ISSUES	950755108	249		13723		SH		Sole		13723
WYNN RESORTS LTD		NASDAQ OTC ISSUES	983134107	949		10000		SH		Sole		10000
ZALE CORP NEW			COMMON STOCKS		988858106	724		27447		SH		Sole		27447
